Post-employment benefit obligations (Schedule of Principal Actuarial Assumptions) (Details)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Discount rate (expense)	3.25%	4.25%
Discount rate (year end disclosures)	2.50%	3.25%
Future salary increases (salaried plan only)	5.00%	5.00%